EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL	12 Months Ended
Dec. 31, 2020
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL

25. EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL

During the year ended December 31, 2020, employee benefits expense recognised in the statements of income was $657.0 million (2019 - $636.8 million). In 2020 and 2019, there were no related party transactions other than compensation of key management personnel. Key management personnel include the members of the Board and the senior leadership team.

The following table sets out the compensation of key management personnel:

	Year Ended December 31,
	2020	2019
Salaries, short-term incentives and other benefits	$16,964	$14,553
Post-employment benefits	1,634	1,579
Share-based payments	28,631	24,130
Total	$47,229	$40,262